UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02365
Prospect Street® Income Shares Inc.
(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
James D. Dondero, President
Prospect Street® Income Shares Inc.
Two Galleria Tower,
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (972) 628-4100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Prospect Street Income Shares Inc.
13455 Noel Road, Suite 800
Dallas, TX 75240

CNN-2QR-0606

Prospect Street®
Income Shares, Inc.
Semi-Annual Report
June 30, 2006

Contents

3	Letter to Shareholders
4	Portfolio Statistics
5	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Cash Flows
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
19	Additional Information
This report has been prepared for the information of shareholders of Prospect Street Income Shares, Inc.

Letter to Shareholders
Dear Shareholders:
     We are pleased to provide you with our report for the six months ended June 30, 2006. On June 30, 2006, the net asset value of the Fund was $6.32 per share, as compared to $6.40 on December 31, 2005. On June 30, 2006, the closing market price of the Fund’s shares on the New York Stock Exchange was $5.63 per share, as compared to $5.45 on December 31, 2005. During the six months ended June 30, 2006, the Fund distributed to common stock shareholders $0.2305 per share, including potential returns of capital.
The Fund’s Investments:
     The total return on the Fund’s per share market price, assuming reinvestment of dividends, for the six months ended June 30, 2006, including any potential returns of capital, was 7.50%. The total return on the Fund’s net assets, including any potential returns of capital, was 2.76% for the six months ended June 30, 2006. The variation in total returns is attributable to the increase in the market price of the Fund’s shares of 3.30% relative to an decrease in the net asset value of the Fund’s shares of 1.25% during the period.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET INCOME SHARES, INC.
Portfolio Statistics
June 30, 2006 (unaudited)

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited)
As of June 30, 2006

		Ratings
Principal			Standard &	Value
Amount ($)	Description	Moody’s	Poor’s	(Note 1a) ($)
Bonds and Notes — 142.76% (a)

	Automobile — 14.11%
3,000,000	American Tire Distributors Holdings, Inc., 11.24%, 04/01/2012 (b)	Caa2	CCC+	2,805,000
2,000,000	Delphi Corp., 6.50%, 05/01/2009 (c) (d)	N	NR	1,680,000
	Federal — Mogul Corp.
1,000,000	7.75%, 07/01/2006 (c)	N	NR	610,000
2,000,000	7.88%, 07/01/2010 (c)	N	NR	1,220,000
1,000,000	7.38%, 01/15/2006 (c)	N	NR	610,000
2,000,000	General Motors Acceptance Corp., 7.43%, 12/01/2014 (b) (e)	Ba	BB	1,941,034

				8,866,034

	Banking — 6.57%
2,000,000	Countrywide Capital I, 8.00%, 12/15/2026	Baa	BBB+	2,014,784
2,000,000	Washington Mutual Capital I, 8.38%, 06/01/2027	Baa	BBB	2,113,950

				4,128,734

	Broadcasting and Entertainment — 17.26%
2,000,000	Belo Corp., 7.13%, 06/01/2007	Baa	BBB	2,012,424
1,000,000	CCH I LLC, 11.00%, 10/01/2015	Caa	CCC-	880,000
	Clear Channel Communications, Inc
1,500,000	7.25%,10/15/2027	Baa3	BBB-	1,412,671
1,000,000	5.50%,09/15/2014	Baa3	BBB-	906,751
2,000,000	Liberty Media Corp., 7.88%, 07/15/2009	Ba2	BB+	2,080,554
1,500,000	Time Warner Entertainment Co., LP, 10.15%, 05/01/2012	Baa2	BBB+	1,760,412
2,000,000	Young Broadcasting, Inc., 10.00%, 03/01/2011 (d)	Caa2	CCC-	1,790,000

				10,842,812

	Buildings and Real Estate — 4.77%
1,000,000	Building Materials Corp. of America, Series B, 8.00%, 10/15/2007	B2	B+	1,010,000
1,000,000	Owens Corning, 7.50%, 08/01/2018 (c)	NR	NR	880,000
1,000,000	SUSA Partnership, LP, 7.45%, 07/01/2018	Aaa	AAA	1,109,535

				2,999,535

	Cable and Other Pay Television Services — 1.84%
1,000,000	TCI Communications, Inc., 9.80%, 02/01/2012	Baa2	BBB+	1,154,861

				1,154,861

	Chemicals, Plastics and Rubber — 3.43%
2,000,000	Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011	Baa1	BBB+	2,156,618

				2,156,618

	Containers, Packaging and Glass — 5.81%
2,000,000	Sealed Air Corp., 5.63%, 07/15/2013 (e)	Baa3	BBB	1,908,370
2,000,000	Solo Cup Co., 8.50%, 02/15/2014 (d)	Caa1	B-	1,740,000

				3,648,370

	Diversified/Conglomerate Service — 0.36%
231,643	SAC Holding Corp., 8.50%, 03/15/2014	NR	NR	225,273

				225,273

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited) (continued)
As of June 30, 2006

		Ratings
Principal			Standard &	Value
Amount ($)	Description	Moody’s	Poor’s	(Note 1a) ($)
Bonds and Notes (continued)

	Electronics — 5.55%
1,500,000	Avago Technologies Finance Pte, Ltd., 10.73%, 06/01/2013 (b) (d) (e)	B3	B	1,578,750
2,000,000	Magnachip Semiconductor, 8.58%, 12/15/2011 (b)	Ba3	B+	1,910,000

				3,488,750

	Environmental Services — 3.29%
2,000,000	Republic Services, Inc., 6.75%, 08/15/2011	Baa2	BBB+	2,069,098

				2,069,098

	Farming and Agriculture — 4.97%
3,000,000	GSI Group, Inc. (The), 12.00%, 05/15/2013 (d)	B3	B-	3,120,000

				3,120,000

	Finance — 6.67%
2,000,000	BankAmerica Institutional, Series A, 8.07%, 12/31/2026 (e)	Aa3	A	2,097,668
1,000,000	BT Capital Trust, Series B1, 7.90%, 01/15/2027	A2	A-	1,042,817
1,000,000	Zions Institutional Capital Trust, Series A, 8.54%, 12/15/2026	Baa1	BBB	1,050,635

				4,191,120

	Food, Beverage and Tobacco — 5.54%
2,000,000	Altria Group, Inc., 7.75%, 01/15/2027 (d)	Baa2	BBB	2,250,216
1,000,000	Chiquita Brands International, Inc., 7.50%, 11/01/2014	B3	B-	840,000
500,000	Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028 (e)	B3	CCC+	392,500

				3,482,716

	Healthcare, Education and Childcare — 2.77%
1,625,000	Pharma IV (Eszopiclone), 12.00%, 06/30/2014	NR	NR	1,738,750

				1,738,750

	Home and Office Furnishings, Housewares, and Durable Consumer — 2.60%
2,000,000	Spectrum Brands, Inc., 7.38%, 02/01/2015	Caa2	CCC	1,635,000

				1,635,000

	Hotels, Motels, Inns, and Gaming — 3.08%
2,000,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 (d)	Caa1	B-	1,932,500

				1,932,500

	Leisure, Amusement, Motion Pictures, Entertainment — 7.43%
4,000,000	Blockbuster, Inc., 9.00%, 09/01/2012 (d)	Caa3	CCC	3,750,000
1,000,000	Six Flags, Inc., 9.63%, 06/01/2014	Caa1	CCC	915,000

				4,665,000

	Oil and Gas — 7.47%
1,500,000	Secunda International, Ltd., 13.07%, 09/01/2012 (b)	B2	B-	1,575,000
1,000,000	SemGroup, LP, 8.75%, 11/15/2015 (e)	B1	NR	1,000,000
2,000,000	TEPPCO Partners, LP, 7.63%, 02/15/2012	Baa3	BBB-	2,119,644

				4,694,644

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited) (continued)
As of June 30, 2006

		Ratings
Principal			Standard &	Value
Amount ($)	Description	Moody’s	Poor’s	(Note 1a) ($)
Bonds and Notes (continued)

	Personal Transportation — 1.35%
237,349	FLYi, Inc., 8.75%, 01/01/2007 (c) (e)	NR	NR	214,766
749,166	Northwest Airlines, Inc., Series 1999-1C, 8.13%, 02/01/2014 (c)	C	CCC-	633,513

				848,279

	Printing and Publishing — 6.42%
2,000,000	Network Communications, Inc., 10.75%, 12/01/2013 (e)	B2	B-	1,980,000
2,000,000	PRIMEDIA, Inc., 10.55%, 05/15/2010 (b)	B2	B	2,052,500

				4,032,500

	Retail Stores — 11.52%
1,000,000	Levi Strauss & Co., 9.74%, 04/01/2012 (b)	B3	B-	1,022,500
1,000,000	Linens ‘n Things, Inc., 10.70%, 01/15/2014 (b)(d)(e)	B3	B	952,500
1,500,000	May Department Stores Co., 8.30%, 07/15/2026	Baa1	BBB	1,563,091
3,810,000	Wendy’s International, Inc., 6.20%, 06/15/2014	Baa3	BB+	3,702,097

				7,240,188

	Telecommunications — 8.10%
1,000,000	CenturyTel, Inc., 5.00%, 02/15/2015	Baa2	BBB	883,244
1,000,000	Grande Communications Holdings, Inc., 14.00%, 04/01/2011	Caa1	B-	1,090,000
2,000,000	ICO North America, 7.50%, 08/15/2009	NR	NR	2,310,000
1,000,000	Nortel Networks Corp., 6.88%, 09/01/2023	B3	B-	805,000

				5,088,244

	Utilities — 11.85%
2,500,000	Calpine Corp., 8.50%, 02/15/2011 (c) (d)	NR	D	1,162,500
2,000,000	Constellation Energy Group, 7.00%, 04/01/2012	Baa1	BBB	2,087,240
2,000,000	Kiowa Power Partners LLC, 5.74%, 03/30/2021 (e)	Baa3	BBB-	1,859,958
500,000	Southern Power Co., 4.88%, 07/15/2015	Baa1	BBB+	454,270
1,925,793	Tenaska Virginia Partners, LP, 6.12%, 03/30/2024 (e)	Baa3	BBB-	1,881,123

				7,445,091

	Total Bonds and Notes (cost $89,504,230)			89,694,117

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited) (continued)
As of June 30, 2006

Principal		Value
Amount ($)	Description	(Note 1a) ($)
Common Stock - 2.52% (a)

111,940	Motient Corp. *	1,583,951

	Total Common Stock (cost $1,344,009)	1,583,951

Preferred Stock - 0.01% (a)
10,000	Adelphia Communications Corp., Series B *	7,000

	Total Preferred Stock (cost $935,000)	7,000

Units

Warrants - 0.05% (a)
1,000	Grande Communications 04/01/2011 *	10
11,100	Loral Space & Communications 12/26/06 *	—
17,481	Pathmark Stores, Inc. 09/19/2010 *	5,944
1,000	XM Satellite Radio 03/15/2010 *	23,000

	Total Warrants (cost $140,010)	28,954

	Total Common Stock, Preferred Stock, and Warrants – 2.58% (cost $2,419,019)	1,619,905

	Total Investments - 145.34% (cost $91,923,249)	91,314,022

	Other Assets Less Liabilities - 2.41%	1,515,200
	Preferred Stock — (47.75)%	(30,000,000)

	Net Assets Applicable to Common Stock - 100.00%	62,829,222

(a)	Percentages are based on net assets applicable to common stock.

(b)	Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2006.

(c)	The issuer is in default of certain debt covenants. Income is not being accrued.

(d)	Securities (or a portion of securities) on loan as of June 30, 2006. See footnote 7.

(e)	Rule 144A securities — Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2006, the market value of these securities aggregated $13,865,635 or 22.07% of net assets applicable to common stock. These securities have been determined by the investment adviser to be liquid securities.
* Non-income producing security.
“NR” denotes not rated.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statement of Assets and Liabilities (unaudited)
As of June 30, 2006

$
Assets:
Investments in securities, at value ($91,923,249, at cost) (Notes 1 and 3)	91,314,022
Cash and cash equivalents	279,971
Cash held as collateral for securities loaned	18,578,180
Interest and dividends receivable	1,525,418
Receivable for investments sold	5,016,217
Prepaid assets	28,221

Total Assets	$116,742,029

Liabilities:
Payable upon return of securities loaned	18,578,180
Investment advisory fee payable	125,382
Dividend payable	1,124,023
Payable for investments purchased ..	3,911,503
Preferred dividend payable	16,594
Directors fees payable	324
Other accounts payable	156,801

Total Liabilities	23,912,807

Preferred Stock:
Preferred stock, $0.01 par value ($25,000 per share liquidation preference)
Authorized — 1,000,000 shares
Issued and outstanding — 1,200 Series T shares (Note 6)	30,000,000

Total Preferred Stock	30,000,000

Net Assets Applicable to Common Stock:
Common stock, $1.00 par value —
Authorized — 15,000,000 shares
Issued and outstanding — 9,947,104 shares	9,947,104
Capital in excess of par value	85,850,066
Accumulated net realized loss from security transactions	(32,631,688)
Undistributed net investment income	272,967
Net unrealized depreciation of investments	(609,227)

Net Assets Applicable to Common Stock	62,829,222

Net asset value per common share outstanding	$6.32

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statement of Operations
For the Six Months Ended June 30, 2006 (unaudited)

		$
Investment Income:
Interest income		3,606,152
Dividend income		21,900
Securities lending income		20,040
Amortization of bond premiums		(65,821)

Total investment income		3,582,271

Expenses:
Investment advisory fee (Note 2)	241,479
Shareholder reporting expenses	46,592
Legal fees and expenses	25,977
Registration fees	12,397
Professional fees	40,251
Insurance expense	53,282
Fund administration expense	17,932
Preferred broker expense	38,064
Directors’ fees and expenses (Note 4)	10,978
Miscellaneous expenses	52,406

Total expenses		539,358

Net investment income		3,042,913

Realized and unrealized gain on investments
Net realized gain (loss) on investments		820,861
Net change in unrealized appreciation/(depreciation) on investments		(1,739,035)

Net realized and unrealized gain/(loss) on investments		(918,174)

Distributions To Preferred Stockholders
Distributions to preferred stockholders		(691,792)

Net increase in net assets resulting from operations		1,432,947

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statement of Cash Flows
For the Six Months Ended June 30, 2006 (unaudited)

$
Cash Flow from Operating Activities:
Interest received	3,796,597
Operating expenses paid	(446,152)
Preferred shares distributions	(690,133)
Purchase of portfolio securities	(54,121,374)
Sales and maturities of portfolio securities	52,276,046

Net cash provided by operating activities	814,984

Cash Flows from Financing Activities:
Common stock distributions paid from net investment income	(2,262,967)

Net cash used by financing activities	(2,262,967)

Net change in cash	(1,447,983)
Cash, beginning of period	1,727,954

Cash, end of period	279,971

Reconciliation of net changes in net assets resulting from operations to net cash provided by operating activities:
Net change in net assets resulting from operations	1,432,947
Change in interest and dividends receivable	148,505
Change in investments	(1,845,328)
Change in prepaids	51,703
Change in investment advisory fee payable	44,889
Change in accrued expenses	(3,386)
Change in preferred distributions payable	1,659
Net realized (gain) loss on investments	(820,861)
Net change in unrealized (appreciation) depreciation on investments	1,739,035
Accretion of bond discount	65,821

Net cash provided by operating activities	814,984

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	June 30, 2006	Ended
	(unaudited)($)	December 31, 2005 ($)
From Operations:
Net investment income	3,042,913	5,690,707
Net realized gain/(loss) on investments	820,861	(388,928)
Net change in unrealized appreciation/(depreciation) on investments	(1,739,035)	(3,288,193)
Distributions to preferred stockholders	(691,792)	(977,469)

Net change in net assets from operations	1,432,947	1,036,117

Capital Shares Transactions:
Shares issued (0 and 148,375, respectively) in capital share transactions	—	1,004,504

From Distributions to Common Stockholders:
Distributions to common stockholders from net investment income ($0.23 and $0.46 per share, respectively)	(2,292,807)	(4,534,911)

Net decrease in net assets resulting from distributions	(2,292,807)	(4,534,911)

Total change in net assets	(859,860)	(2,494,290)
Net Assets Applicable To Common Shares
Beginning of period	63,689,082	66,183,372

End of period (including undistributed net investment income of $272,967 and $214,653, respectively)	62,829,222	63,689,082

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Financial Highlights
Selected per share data and ratios
 For each share of common stock outstanding throughout the periods presented

	Six Months
	Ended
	June 30,
	2006		For the Year Ended December 31,
	(unaudited)		2005	2004	2003	2002	2001(b)
Net asset value, beginning of period	$6.40		$6.75	$6.49	$5.90	$6.77	$7.21

Net investment income*	$0.31		$0.58	$0.59	$0.60	$0.75	$0.80
Net realized and unrealized gain (loss) on Investments	$(0.09)		$(0.37)	$0.29	$0.65	$(0.74)	$(0.55)
Distributions to Preferred Stockholders	$(0.07)		$(0.10)	$(0.05)	$(0.04)	$(0.05)	$(0.04)

Total from investment operations	$0.15		$0.11	$0.83	$1.21	$(0.04)	$0.21

Distributions:
Distributions from accumulated net investment income to common stockholders	$(0.23)		$(0.46)	$(0.55)	$(0.62)	$(0.83)	$(0.60)
Distributions from tax return of capital to common Stockholders	0.00		(0.00)	(0.02)	(0.00)	(0.00)	(0.00)

Total distributions	$(0.23)		$(0.46)	$(0.57)	$(0.62)	$(0.83)	$(0.60)

Effect of related preferred shares offering costs	—		—	—	—	—	$(0.05)

Net asset value, end of period	$6.32		$6.40	$6.75	$6.49	$5.90	$6.77

Market price per share, end of period	$5.63		$5.45	$6.21	$6.33	$5.45	$6.44

Total investment return(c)
Based on market price per share	7.50	%(f)	(5.28%)	7.63%	27.52%	(2.48%)	3.34%

Based on net asset value per share	2.76%		2.33%	14.11%	20.51%	(0.59%)	2.27%

Net assets, end of period(a)	$62,829		$63,689	$66,183	$63,529	$57,160	$63,846

Preferred Stock outstanding, end of period(a)	$30,000		$30,000	$30,000	$30,000	$30,000	$30,000

Asset Coverage:
Per preferred stock share(e)	309%		312%	321%	312%	291%	313%
Ratio of operating expenses to average net assets, applicable to common stock	1.15%		1.40%	1.36%	1.55%	1.63%	1.29%
Ratio of total expenses to average net assets, applicable to common stock(d)	1.15%		1.40%	1.36%	1.55%	1.63%	3.06%
Ratio of net investment income to average net assets, applicable to common stock(d)	6.51%		8.79%	9.06%	9.73%	11.93%	11.31%
Portfolio turnover	62.19	%(f)	60.23%	41.32%	51.87%	26.71%	35.77%

(a)	Dollars in thousands.

(b)	As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.

(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return assumes reinvestment of dividends.

(d)	For the year ended December 31, 2001, this ratio included interest paid on the Bank Credit Facility. In 2001 the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and are not included in this ratio.

(e)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the liquidation preference of the outstanding shares of Series T preferred stock.

(f)	Not annualized

*	Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the period.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (unaudited)
(1) Significant Accounting Policies:
     Prospect Street Income Shares Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.
     (a) Valuation of Investments
     Investments in debt securities are valued at the average of representative closing mean prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund’s Board of Directors; such values require the use of estimates.
     Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.
     Credit Risk
     Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
     Interest Rate Risk
     Interest rate risk is the risk that prices of debt securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.
     (b) Federal Income Taxes
     It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Gains (losses) are determined based upon the specific identifications method for both financial statement and federal income tax purposes.
     At December 31, 2005, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date
$1,390,664	December 31, 2006
3,206,180	December 31, 2007
4,737,419	December 31, 2008
15,317,739	December 31, 2009
3,458,710	December 31, 2010
3,196,740	December 31, 2011
1,210,721	December 31, 2012
873,134	December 31, 2013

$33,391,307

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
     As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Accumulated Capital Losses	Undistributed Ordinary Income	Unrealized Appreciation
$(33,391,307)	$214,653	$1,068,568
     Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for Federal income tax purposes was:

Unrealized appreciation	$2,440,734
Unrealized depreciation	(3,049,961)

Net unrealized appreciation	$(609,227)

     (c) Cash Flow Information
     The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.
     (d) Cash and Cash Equivalents
     The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.
      (e) Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
     (f) Additional Accounting Standards
     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
(2) Investment Advisory Agreement:
     Highland Capital Management, L.P. (‘‘Highland’’, or ‘‘the Investment Advisor’’) earned $241,479 in Investment advisory fees for the six months ended June 30, 2006. Investment advisory fees paid by the Fund to Highland were calculated at .5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On June 30, 2006, the fee payable to the Investment Advisor was $125,382, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of June 30, 2006, no such expense reimbursement was required.
     Pursuant to a letter dated July 30, 2001, Highland entered into an agreement, which expired on July 31, 2003, to waive its management fee on that portion of the Fund’s assets attributable to outstanding preferred stock. For the period July 31, 2003 through January 1, 2006, Highland had voluntarily extended the fee waiver.
(3) Purchases and Sales of Securities:
     For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $57,082,087 and $56,934,004 respectively.
     The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
(4) Certain Transactions:
     Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.
     Directors who are not officers or employees of the Investment Advisor receive fees of $5,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the six months ended June 30, 2006, the Fund incurred Board of Directors’ fees and expenses of $10,978.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
(5) Dividends and Distributions:
     Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the ‘‘Plan’’) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend paying agent will buy the common stock in the open market for the participants’ account.
     For the year ended December 31, 2005, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$4,534,911
Distributions from paid in capital	0

$4,534,911

     For the year ended December 31, 2004, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$5,420,274
Distributions from paid in capital	189,517

$5,609,791

(6) Preferred Stock:
     On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of June 30, 2006. The Fund may borrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.
     Redemption
     Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but un-issued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
     Dividends
     The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at June 30, 2006 was 5.16%.
     In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

ADDITIONAL INFORMATION (unaudited)
     Voting Rights
     The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund’s Charter, the 1940 Act and Maryland law.
     Liquidation
     In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.
(7) Securities Loans
     The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2006, the market value of securities loaned by the Fund was $18,349,046 . The loans were secured with cash collateral of $18,578,180. .
(8) Audit Committee Financial Expert
     The registrant’s Board has determined that Mr. James Leary, a member of the Fund’s Audit Committee, is an ‘‘audit committee financial expert,’’ and that he is ‘‘independent,’’ as defined pursuant to the Sarbanes-Oxley Act of 2002.

ADDITIONAL INFORMATION (unaudited) (continued)
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
     The Fund has retained Highland to manage its assets pursuant to an investment advisory agreement with Highland (the “Advisory Agreement”), which has been approved by the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Directors”). Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Directors, and, in either event, by a majority of the Independent Directors of the Trust casting votes in person at a meeting called for such purpose.
     At a meeting held on May 19, 2006, the Board considered the approval of the Advisory Agreement and approved the Advisory Agreement. Prior to the meeting, the Independent Directors had requested detailed information from Highland. In connection with its deliberations at this meeting, the Board consulted with Independent Counsel and Counsel to the Fund and considered information and factors that it believed were relevant to the interests of the Fund’s shareholders, including the following:
The nature, extent, and quality of the services provided by Highland
     The Independent Directors considered the portfolio management services provided by Highland and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel who provide advisory services, including the background and experience of the members of the portfolio management team. The Independent Directors reviewed the management structure, assets under management and investment philosophies and processes of Highland. They also reviewed and discussed Highland’s compliance policies and procedures. The Independent Directors concluded that Highland had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and cost of such advisory services are satisfactory.
The investment performance of other funds managed by Highland
     The Independent Directors reviewed the performance of Highland for accounts or funds that are similar to the Fund compared with other investment companies with similar investment objectives. The Independent Directors were satisfied with Highland’s overall performance records.
The costs of the services provided by Highland and the profits realized by Highland and its affiliates from the relationship with the Fund
     The Independent Directors also gave substantial consideration to the fees payable under the Advisory Agreement, including: (1) the basis points paid to Highland; (2) the expenses Highland incurs in providing advisory services; (3) so-called “fallout benefits” to Highland, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund; and (4) a comparison of the fees payable to Highland under the Advisory Agreement to fees paid to Highland by other funds and to investment advisers serving other investment companies with similar investment programs to that of the Fund. After such review, the Independent Directors determined that the profitability rate to Highland with respect to the Advisory Agreement were fair and reasonable.
The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders
     The Independent Directors considered the effective fees under the Advisory Agreement, as a percentage of assets at different asset levels, and possible economies of scale to Highland. They considered the asset levels of the Fund, the information provided by Highland relating to its costs, and information comparing the fee rate charged by Highland with fee rates charged by other unaffiliated investment managers to their clients. The Independent Directors concluded that the fee

ADDITIONAL INFORMATION (unaudited)
structures are reasonable and appropriately would result in a sharing of economies of scale in view of the information provided by Highland.
     Following a further discussion by the full Board of the factors above and the merits of the Advisory Agreement and its various provisions, it was noted that in considering the Fund’s Advisory Agreement, no single factor was determinative to the decision of the Board. Rather, after weighing all of the factors and reasons discussed above, the Board determined that the advisory arrangements, including the advisory fees paid to Highland under the Advisory Agreement are fair and reasonable to the Fund in light of the services that Highland provides, its costs and Fund asset levels.

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PROSPECT STREET INCOME SHARES INC.
Investment Advisor
Highland Capital Management, L.P.
13455 Noel Road
Suite 800
Dallas, TX 75240
Officers
James Dondero — President
Mark Okada — Executive Vice-President
R. Joseph Dougherty — Senior Vice-President
M. Jason Blackburn —Secretary and Treasurer
Michael Minces— Compliance Officer
Directors
Joe Dougherty
Bryan Ward
Timothy Hui
Scott Kavanaugh
James Leary
Legal Advisor
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
JPMorgan Chase Tower
2200 Ross Avenue
Suite 1600
Dallas, TX 75201-6778
Transfer and Shareholders’ Servicing Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
www.amstock.com
Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Facts for Shareholders:
     Prospect Street Income Shares, Inc. is listed on the New York Stock Exchange under the symbol “CNN”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospect-street.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http:/www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
     Questions Regarding Your Account: Please telephone American Stock Transfer & Trust Company at their toll free number 1-800-937-5449 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.
     Written Correspondence Regarding Your Account: Please address all general shareholder inquiries to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038. Please address all dividend reinvestment inquires to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269. Additionally, answers to many of your shareholder questions and requests for forms are available by visiting American Stock Transfers website at http://www.amstock.com.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of Shares (or	(d) Maximum Number (or
	(a) Total Number	(b) Average	Units) Purchased as Part of	Approximate Dollar Value) of Shares
	of Shares (or	Price Paid per	Publicly Announced Plans or	(or Units) that May Yet Be Purchased
Period	Units) Purchased	Share (or Unit)	Programs	Under the Plans or Programs
January 1 — January 31	—	—	—	—
February 1 — February 28	—	—	—	—
March 1 — March 31	142,800	$5.9069	—	—
April 1 — April 30	25,200	$5.8512	—	—
May 1 — May 31	108,400	$5.7824	—	—
June 1 — June 30	15,000	$5.8613	—	—

Total	291,400	$5.8534

Note:	All purchases made in open-market transactions.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Prospect Street® Income Shares Inc.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer
(principal executive officer)

Date August 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer
(principal executive officer)

Date August 29, 2006

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer
(principal financial officer)

Date August 29, 2006

* Print the name and title of each signing officer under his or her signature.